RECENT ACCOUNTING PRONOUNCEMENTS - Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of voluntary change in accounting policy [line items]
Other provisions and liabilities	$ 106.8	$ 56.7	[1]
Other provisions and liabilities	289.2	296.6	[1]
Liabilities	3,988.9	4,316.0	[1]
Deficit	(3,650.6)	(3,340.5)	[1]
Total equity	4,024.0	4,447.3	[1]	$ 4,580.0
Total liabilities and equity	8,012.9	8,763.3	[1]
Balances without adoption of IFRS 15
Disclosure of voluntary change in accounting policy [line items]
Other provisions and liabilities	104.5
Other provisions and liabilities	272.8
Liabilities	3,964.4
Deficit	(3,632.0)
Total equity	4,042.6	4,447.3		$ 4,580.0
Total liabilities and equity	8,012.8
Effect of change
Disclosure of voluntary change in accounting policy [line items]
Other provisions and liabilities	2.3
Other provisions and liabilities	16.4
Liabilities	18.7
Deficit	(18.6)
Total equity	(18.6)	$ (16.4)
Total liabilities and equity	$ 0.1

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.